Note 12 - Right-of-use Assets, Net and Lease Liabilities (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [line items]
Leases paid in advance			$ 4.0
Expense relating to short-term leases for which recognition exemption has been used	$ 1.7	$ 15.1
Expense relating to leases of low-value assets for which recognition exemption has been used	$ 3.2	$ 1.3
Not later than one year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Remaining lease payments to be made, percentage	16.90%
Later than one year and not later than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Remaining lease payments to be made, percentage	40.50%
Later than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Remaining lease payments to be made, percentage	42.60%